Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Components of Income Before Provision for Income Taxes
The components of income before provision for income taxes are as follows:

	Year ended
	December 31,	December 31,	December 31,
	2015	2014	2013
	(in thousands)
Ireland	$184,643	$143,889	$80,914
United States	15,436	6,966	16,218
Other	78,771	51,861	23,733
Income before provision for income taxes	$278,850	$202,716	$120,865

Components of Provision for Income Taxes
The components of provision for income taxes are as follows:

	Year ended
	December 31,	December 31,	December 31,
	2015	2014	2013
	(in thousands)
Provision for income taxes:
Current tax expense:
Ireland	$21,769	$19,562	$9,158
United States	684	7,891	14,492
Other	13,701	10,695	4,876
Total current tax expense	36,154	38,148	28,526

Deferred tax expense/(benefit):
Ireland	26	(1,178)	1,914
United States	2,896	(3,031)	(9,420)
Other	235	(3,691)	(2,967)
Total deferred tax expense/(benefit)	3,157	(7,900)	(10,473)

Provision for income taxes	39,311	30,248	18,053

Impact on shareholders equity and other comprehensive income of the tax consequence of :
Excess tax benefit on stock compensation	(1,905)	(2,404)	(1,651)
Currency impact on long term funding	3,574	178	87

Total	$40,980	$28,022	$16,489

Reconciliation of Consolidated Reported Provision for Income Taxes and Statutory Rate
The Company’s consolidated reported provision for income taxes differed from the amount that would result from applying the Irish statutory rate as set forth below:

	Year ended
	December 31,	December 31,	December 31,
	2015	2014	2013
	(in thousands)
Taxes at Irish statutory rate of 12.5% (2014:12.5%; 2013:12.5%)	$34,856	$25,340	$15,108
Foreign and other income taxed at higher rates	4,614	3,152	4,873
Research & development tax incentives	(695)	(1,810)	(2,598)
Movement in valuation allowance	(4,133)	(1,965)	2,389
Effects of change in tax rates	(16)	543	1,553
Increase/(decrease) in unrecognized tax benefits	5,085	2,869	(1,409)
Effects of permanent items	(463)	2,048	(1,790)
Other	63	71	(73)
Provision for income taxes	$39,311	$30,248	$18,053

Tax Effects of Temporary Differences that Give Rise to Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities
The tax effects of temporary differences that give rise to significant portions of deferred tax assets and deferred tax liabilities are presented below:

	Year ended
	December 31,	December 31,	December 31,
	2015	2014	2013
	(in thousands)
Deferred tax liabilities:
Property, plant and equipment	$2,665	$4,270	$6,501
Goodwill	21,571	18,645	14,013
Other intangible assets	7,369	3,657	970
Other	1,293	1,947	1,111
Total deferred tax liabilities recognized	32,898	28,519	22,595

Deferred tax assets:
Operating loss and tax credits carryforwards	22,186	30,586	29,696
Property, plant and equipment	4,818	4,002	2,739
Accrued expenses and payments on account	29,473	37,620	30,136
Stock compensation	12,959	8,717	6,291
Deferred compensation expense	2,174	1,853	1,187
Other	566	1,244	92
Total deferred tax assets	72,176	84,022	70,141
Valuation allowance for deferred tax assets	(17,184)	(23,145)	(24,348)
Deferred tax assets recognized	54,992	60,877	45,793
Overall net deferred tax asset	$22,094	$32,358	$23,198

Expected Expiry Dates of NOL's	The expected expiry dates of these losses are as follows:
	Federal NOL’s	State NOL’s
	(in thousands)

2016-2017	565	-
2023-2033	34,800	63,793
2035	16,252	25,987

	$51,617	$89,780

Reconciliation of Beginning and Ending Amount of Total Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of total unrecognized tax benefits is as follows:

	December 31,	December 31,	December 31,
	2015	2014	2013
	(in thousands)
Unrecognized tax benefits at start of year	$23,201	$5,780	$7,189

Increase related to acquired tax positions	778	14,552	-
Increase related to prior year tax positions	1,482	565	-
Decrease related to prior year tax positions	-	(183)	(494)
Increase related to current year tax positions	3,063	3,709	2,269
Settlements	(315)	(2)	(899)
Lapse of statute of limitations	(43)	(1,220)	(2,285)
Unrecognized tax benefits at end of year	$28,166	$23,201	$5,780